Information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Level 2 | Financial assets
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 25,217,335	₩ 24,975,491
Level 2 | Loans
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 845,567	₩ 2,019,178
Valuation technique	DCF	DCF
Significant inputs	Discount rate, credit spread, prepayment rate	Discount rate, credit spread, prepayment rate
Level 2 | HTM financial assets
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 17,539,201	₩ 13,073,704
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 6,832,567	₩ 9,882,609
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Financial liabilities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 145,771,144	₩ 128,516,431
Level 2 | Deposits
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 105,939,876	₩ 95,123,504
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Borrowings
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 566,718	₩ 812,184
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Debt securities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 33,622,407	₩ 27,838,862
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 5,642,143	₩ 4,741,881
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Financial assets
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 280,265,779	₩ 262,947,939
Level 3 | Loans
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 275,139,925	₩ 258,869,771
Valuation technique	DCF	DCF
Significant inputs	Discount rate, credit spread, prepayment rate	Discount rate, credit spread, prepayment rate
Level 3 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 5,125,854	₩ 4,078,168
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Financial liabilities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 193,649,734	₩ 183,576,388
Level 3 | Deposits
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 140,470,437	₩ 137,467,592
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Borrowings
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 21,071,277	₩ 18,351,084
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Debt securities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 17,655,286	₩ 15,724,283
Valuation technique	DCF	DCF
Significant inputs	Discount rate, regression coefficient, correlation coefficient	Discount rate, regression coefficient, correlation coefficient
Level 3 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 14,452,734	₩ 12,033,429
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate